Note 9 - Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
9.	Inventories:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2014	December 31, 2015
Lubricants	308	381
Consumable stores	16	21
	324	402